Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2025
Recoverable taxes and recoverable income and social contributions taxes
Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2025	12/31/2024
ICMS - State VAT (a.1)	1,394,916	1,416,708
PIS and COFINS - Federal VAT (a.2)	3,863,682	3,172,417
Others	144,643	101,152
Total	5,403,241	4,690,277
Current	1,685,426	2,040,008
Non-current	3,717,815	2,650,269

Schedule of estimated recovery of ICMS credits
12/31/2025
Up to 1 year	384,458
From 1 to 2 years	462,422
From 2 to 3 years	304,872
From 3 to 5 years	208,721
Above 5 years	34,443
Total recoverable ICMS, net of provision	1,394,916

Estimated recovery of PIS and COFINS credits

Management estimates the realization of these credits within up to 5 years from the constitution date, as follows:

12/31/2025
Up to 1 year	1,156,563
From 1 to 2 years	920,585
From 2 to 3 years	713,582
From 3 to 5 years	1,072,952
Total recoverable PIS and COFINS	3,863,682